FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.3%
		EQUITY FUNDS - 99.3%
187,357		Consumer Staples Select Sector SPDR Fund	$11,859,698
14,246		iShares Core S&P 500 ETF	5,438,695
52,766		iShares Core S&P Mid-Cap ETF	13,150,343
139,938		iShares Core S&P Small-Cap ETF +	14,706,084
46,418		ProShares Ultra MidCap400 +	2,571,093
21,820		ProShares Ultra Russell2000	2,399,109
26,485		ProShares Ultra S&P500 +	2,488,796

		TOTAL EXCHANGE TRADED FUNDS (Cost - $39,713,006)	52,613,818

		MONEY MARKET FUND - 5.7%
3,004,990		Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% * (a)
		TOTAL MONEY MARKET FUND (Cost - $3,004,990)	3,004,990

		TOTAL INVESTMENTS - 105.0% (Cost - $42,717,996)	$55,618,808
		LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(2,629,820)
		NET ASSETS - 100.0%	$52,988,988

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $2,944,775 at February 28, 2021.
*	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 21, 2021.
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts
S&P	-	Standard and Poor's
(a)		Security was purchased with cash received as collateral for securities on loan at February 28, 2021. Total collateral had a value of $3,004,990 at February 28, 2021.

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.5%
		EQUITY FUNDS - 99.5%
84,072		iShares Core MSCI EAFE ETF	$5,912,784
60,660		iShares Core MSCI Emerging Markets ETF	3,926,522
42,967		iShares Core S&P 500 ETF	16,403,512
34,176		iShares Core S&P Mid-Cap ETF	8,517,343
82,350		iShares Core S&P Small-Cap ETF +	8,654,161
45,266		iShares U.S. Real Estate ETF	3,953,985

		TOTAL EXCHANGE TRADED FUNDS (Cost - $39,359,654)	47,368,307

		MONEY MARKET FUND - 12.6%
6,002,654		Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% * (a)
		TOTAL MONEY MARKET FUND (Cost - $6,002,654)	6,002,654

		TOTAL INVESTMENTS - 112.1% (Cost - $45,362,308)	$53,370,961
		LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1)%	(5,766,181)
		NET ASSETS - 100.0%	$47,604,780

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $5,882,102 at February 28, 2021.
*	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 28, 2021.
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital Investment
S&P	-	Standard and Poor's
(a)		Security was purchased with cash received as collateral for securities on loan at February 28, 2021. Total collateral had a value of $6,002,654 at February 28, 2021.

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.0%
		COMMODITY FUNDS - 15.2%
159,502		Invesco DB Gold Fund *+	$7,991,688

		EQUITY FUNDS - 83.8%
266,013		iShares Core MSCI Total International Stock ETF	18,333,616
243,269		VanEck Vectors Gold Miners ETF	7,572,964
90,513		Vanguard Total Stock Market ETF	18,109,841
			44,016,421

		TOTAL EXCHANGE TRADED FUNDS (Cost - $47,501,163)	52,008,109

		TOTAL INVESTMENTS - 99.0% (Cost - $47,501,163)	$52,008,109
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	517,833
		NET ASSETS - 100.0%	$52,525,942

*	-	Affiliated issue due to 5% ownership
+	-	Non income producing security
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital Investment

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 98.7%
		FIXED INCOME FUNDS - 98.7%
197,942		iShares Core U.S. Aggregate Bond ETF	$22,830,630
169,529		iShares iBoxx $ Investment Grade Corporate Bond ETF +	22,423,601
469,114		iShares iBoxx High Yield Corporate Bond ETF +	40,550,214
376,178		SPDR Bloomberg Barclays High Yield Bond ETF +	40,687,413
242,035		Vanguard Intermediate-Term Corporate Bond ETF	22,891,670
264,859		Vanguard Total Bond Market ETF	22,761,982
817,867		Xtrackers USD High Yield Corporate Bond ETF +	40,623,454

		TOTAL EXCHANGE TRADED FUNDS (Cost - $206,075,314)	212,768,964

		MONEY MARKET FUND - 38.9%
83,823,495		Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% * (a)
		TOTAL MONEY MARKET FUND (Cost - $83,823,495)	83,823,495

		TOTAL INVESTMENTS - 137.6% (Cost - $289,898,809)	$296,592,459
		LIABILITIES IN EXCESS OF OTHER ASSETS - (37.6)%	(81,078,635)
		NET ASSETS - 100.0%	$215,513,824

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $82,145,329 at February 28, 2021.
*	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 28, 2021.
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts
(a)		Security was purchased with cash received as collateral for securities on loan at February 28, 2021. Total collateral had a value of $82,823,495 at February 28, 2021.

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

February 28, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021 for the Funds’ assets measured at fair value:

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,613,818	$-	$-	$52,613,818
Collateral For Securities Loaned	3,004,990	-	-	3,004,990
Total	$55,618,808	$-	$-	$55,618,808

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$47,368,307	$-	$-	$47,368,307
Collateral For Securities Loaned	6,002,654	-	-	6,002,654
Total	$53,370,961	$-	$-	$53,370,961

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,008,109	$-	$-	$52,008,109
Total	$52,008,109	$-	$-	$52,008,109

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$212,768,964	$-	$-	$212,768,964
Collateral For Securities Loaned	83,823,495	-	-	83,823,495
Total	$296,592,459	$-	$-	$296,592,459

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for classifications

The Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P Small-Cap ETF, iShares Core S&P 500 ETF, iShares Core MSCI Total International Stock ETF and Vanguard Total Stock Market ETF (the “Securities”). The Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and its shareholders to do so.

The performance of the Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of February 28, 2021, the percentage of the Hedged Growth ETF’s net assets invested in the iShares Core S&P Small-Cap ETF was 27.75%, the percentage of the Smart Growth ETF’s net assets invested in the iShares Core S&P 500 ETF was 34.46% and the percentage of the Tactical Growth ETF’s net assets invested in the iShares Core MSCI Total International Stock ETF and Vanguard Total Stock Market ETF were 35.25% and 34.48% respectively.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

FormulaFolios Hedged Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$44,119,460	$11,499,348	$0	$11,499,348

FormulaFolios Smart Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$45,362,308	$8,008,653	$0	$8,008,653

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

FormulaFolios Tactical Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$48,831,097	$3,736,282	$559,270	$3,177,012

FormulaFolios Tactical Income ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$299,162,406	$7,907,387	$10,477,334	$2,569,947